Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,125,000
Previously Paid Amount	0.00
Total Fee Amount	569.66
Total Offset Amount	0.00
Net Fee	569.66
Narrative - Max Aggregate Offering Price	$ 4,125,000
Final Prospectus	true